SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Floating Rate Trust's primary goal is to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Floating Rate Trust covers the six months ended January 31, 2000.

ECONOMIC OVERVIEW

Over the six-month reporting period, the U.S. economy continued its remarkable expansion as economies around the world recovered from the financial crises that occurred in late 1997 and in 1998. U.S. gross domestic product increased at robust annualized rates of 5.7% and 6.9% in the third and fourth quarters of 1999, respectively, while inflation remained relatively muted.

However, worldwide recovery placed upward pressure on U.S. interest rates, which rose during the reporting period. The Federal Reserve Board (the Fed) raised the federal funds target rate two times to 5.50%, in an effort to head off inflationary tendencies.

During the period under review, the benchmark 30-year Treasury bond yield increased from 6.12% at the beginning of the period, to 6.49% on January 31, 2000. Believing the Fed is likely to raise rates again later this year, we expect continuing interest-rate pressure in the near future. Despite a hawkish Fed, equity markets, although volatile, continued to climb through the beginning of the year. The Dow Jones(R) Industrial Average increased from 10646 on August 2, 1999, to 10941 on January 31, 2000, hitting a high of 11723 on January 14, 2000.

CONTENTS

Shareholder Letter .........................................................   1

Performance Summary ........................................................   6

Financial Highlights & Statement of Investments ............................   7

Financial Statements .......................................................  17

Notes to Financial Statements ..............................................  21

[PYRAMID GRAPHIC]

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 8.


WHAT ARE SYNDICATED BANK LOANS?

Syndicated bank loans are typically secured, floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as mergers and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR.

SYNDICATED BANK LOAN MARKET

During the period under review, business expansion as well as mergers and acquisitions resulted in an active new-issue market. Senior secured loan volume for the second half of 1999 totaled $173 billion, and reached a record $320 billion issuance for the full calendar year. For 1999, leveraged lending represented 31% of the $1.017 trillion total loan market.

The second half of 1999 proved challenging for the senior secured loan market, when activity in the closely linked high yield bond market slowed mainly due to investor uncertainty related to rising interest rates. Primary issuance market activity slowed during late summer 1999, as it did in 1998. However, unlike the previous year, the institutional market remained open to finance borrowers' capital needs, albeit at more favorable terms for lenders. Investor demands drove restructuring and repricing on over $23 billion worth of loans between the second and fourth quarters. By the fourth quarter, the market heated up again as loan refinancings and strong fund flows gave lenders money to invest. Market players remained cautious, nevertheless, focusing on higher-rated companies with less debt.

The leveraged loan market has grown substantially and displayed liquidity even in difficult times, bolstered by 149 investment vehicles buying bank loans in 1999 compared with just 64 in 1997. Such investment vehicles include mutual funds, insurance companies and structured investment products, such as collateralized loan obligations. This liquidity also contributed to strong secondary market volumes in the second half of 1999. However, greater market participation came at the price of increased volatility, as leveraged loans continued to transition from a non-traded asset class to one where a capital markets mentality prevails, with high trading volume and a focus on relative value analysis.

PORTFOLIO NOTES

During the six months under review, Fed interest-rate hikes and Y2K fears resulted in a London Interbank Overnight Lending Rate (LIBOR) increase from 5.34% to 6.08%. In such an environment Franklin Floating Rate Trust's dividend increased from 5.7350 cents per share on July 31, 1999, to 7.1990 cents per share on January 31, 2000. At the same time, its 30-day standardized yield grew from 7.10% to 8.63%, as reported in the performance summary on page 6. Furthermore, the Trust's 42-day average weighted interest-rate reset period helped the fund maintain a relatively stable share price, despite the rise in interest rates.

In another significant development during the review period, the Trust's total net assets grew rapidly, surpassing $1.7 billion on January 31, 2000. Our investment philosophy focuses on company loans that offer attractive risk-versus-reward profiles. We favor companies we believe possess strong capital structures, solid asset coverage and dominant market share. Once a loan is added to our portfolio, we carefully follow the company's financial performance to ensure that economic changes have not affected its credit profile and the company still meets our investment criteria.

Despite the slower new issuance rate in the second half of 1999, the Trust still found several solid investments that fit our criteria. During this period, we participated in a debt refinancing by Nextel Communications Inc., a leading U.S. wireless telecommunications service provider. Nextel continues to experience healthy demand for its differentiated product line and has been successful in marketing into new sales channels. As a result, the company displayed stalwart operating results. We expect strong internal cash flow growth, combined with additional capital from a recent refinancing, to support Nextel's strategic expansion and the continued deployment of their nationwide network. Additionally, Nextel's wireless Web services and worldwide roaming services roll-out should help fuel future growth.


TOP 10 HOLDINGS

1/31/00

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Wyndham International Inc.                                                 3.41%
Hotels/Resorts

Allied Waste Industries Inc.                                               2.84%
Environmental Services

Burns Philp                                                                2.54%
Packaged Foods

Mueller Group                                                              2.36%
Metal Fabrications

Omnipoint Communications                                                   2.31%
Cellular Telephone

Nextel Communications Inc.                                                 2.28%
Cellular Telephone

Burhmann US Inc.                                                           2.27%
Diversified Commercial
Services

Charter Communications                                                     1.98%
Operating LLC
Cable Television

Adelphia Communications
Corp.                                                                      1.97%
Cable Television

Iasis Healthcare Corp.                                                     1.97%
Hospital Management


We believe Premier Parks Inc. represents another attractive portfolio holding. Premier Parks' position as the world's largest regional theme park company with a presence in North America and Europe made it an attractive investment, in our opinion. We also liked the fact that this company is well-diversified, with more than 34 parks in various markets and a strong franchise in the Six Flags brand name. Premier Parks also benefits from having few competitors due to the industry's strong barriers to entry. In 1999, the company displayed impressive revenue and cash flow growth, driven mainly by increased park attendance and management's ability to improve profitability in acquired theme parks. We believe the company should continue to outpace the industry's average 3% to 4% attendance growth. With a recent overseas expansion agreement with Time Warner Inc. and an exclusive license to use the Looney Tunes, DC Comics and Hanna-Barbera cartoon characters in its major international markets, we expect favorable growth prospects for Premier Parks in the near future.

We also added United Rentals Inc. to the portfolio. United Rentals is the largest construction and industrial equipment rental company in North America, two times the size of its nearest competitor. The company's leading market position is buoyed by more than $2 billion in annual revenues and over 600 branches, including a presence in Canada and Mexico. In addition to geographic diversity, the company benefits from a strong capital structure and management team, rapid internal growth and significant purchasing power. In our opinion, the company has maintained a disciplined program in acquiring independent operators and consolidating a highly fragmented industry.

As the Trust continues to grow, we will maintain our strategy of holding loans from companies we believe have defensive market positions and strong asset coverage in industries that we feel will perform well even in economic downturns. With its relatively stable share price and high, current income potential, we believe the Trust is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities, particularly in a rising interest-rate environment.

We appreciate your investment in Franklin Floating Rate Trust, and welcome any comments or suggestions you may have.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Floating Rate Trust


/s/ Chauncey Lufkin

Chauncey Lufkin
Portfolio Manager
Franklin Floating Rate Trust

DIVIDEND DISTRIBUTIONS*
8/1/99 - 1/31/00

                                                                     DIVIDEND
MONTH                                                                PER SHARE
--------------------------------------------------------------------------------
August                                                              6.5757 cents

September                                                           6.1891 cents

October                                                             6.9652 cents

November                                                            6.5144 cents

December                                                            6.8910 cents

January                                                             7.1990 cents
--------------------------------------------------------------------------------
TOTAL                                                              40.3344 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Trust during the reporting period.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions, and portfolio holdings as of January 31, 2000, the end of the reporting period. Our strategies and the Trust's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Shares repurchased within 12 months of investment are subject to 1% early withdrawal charge.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase.

3. Distribution rate is based on an annualization of January's 7.199 cent ($0.07199) per share monthly dividend and the net asset value of $9.96 on January 31, 2000.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended January 31, 2000.


SIX-MONTH PERFORMANCE SUMMARY AS OF 1/31/00


Six-month total return does not include the early withdrawal charge. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

SIX-MONTH TOTAL RETURN                  +3.92%
NET ASSET VALUE (NAV)                   (1/31/00) $9.96         (7/31/99) $9.98
CHANGE IN NAV                           -$0.02
DISTRIBUTIONS (8/1/99-1/31/00)          DIVIDEND INCOME         $0.403344

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99

                                                                      INCEPTION
                                                        1-YEAR        (10/10/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              +7.66%         +15.74%
Average Annual Total Return(2)                          +6.66%          +6.79%

AS OF 1/31/00

Distribution Rate(3)                                                       8.51%
30-Day Standardized Yield(4)                                               8.63%

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


             Past performance does not guarantee future results.



FRANKLIN FLOATING RATE TRUST
Financial Highlights

                                                                  SIX MONTHS ENDED        YEAR ENDED JULY 31,
                                                                  JANUARY 31, 2000   ------------------------------
                                                                  (UNAUDITED) (a)        1999          1998 (b)
                                                                  -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................    $      9.98      $     10.04      $   10.00
                                                                  -------------------------------------------------
Income from investment operations:

 Net investment income .........................................            .40              .70            .48

 Net realized and unrealized gains (losses) ....................           (.02)            (.06)           .04
                                                                  -------------------------------------------------
Total from investment operations ...............................            .38              .64            .52
                                                                  -------------------------------------------------
Less distributions from net investment income ..................           (.40)            (.70)          (.48)
                                                                  -------------------------------------------------
Net asset value, end of period .................................    $      9.96      $      9.98      $   10.04
                                                                  =================================================

Total return (c) ...............................................           3.92%            6.62%          5.33%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............................    $ 1,773,356      $ 1,106,363      $ 168,537

Ratios to average net assets:

 Expenses ......................................................           1.40% (d)        1.39%          1.32% (d)

 Expenses excluding waiver and payments by affiliate ...........           1.42% (d)        1.41%          1.76% (d)

 Net investment income .........................................           8.08% (d)        6.93%          6.06% (d)

Portfolio turnover rate ........................................          41.84%           63.29%         45.32%

(a) Based on average shares outstanding.

(b) For period ended October 10, 1997 (effective date) to July 31, 1998.

(c) Total return does not reflect the contingent deferred sales charge and is not annualized.

(d) Annualized


                       See notes to financial statements.




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS 95.5%
    ADVERTISING .3%
    Lamar Media Corp., Term Loan B, 8.0625%, 7/02/06 ..............................................  $   6,000,000     $   6,022,500
                                                                                                                       -------------

    APPAREL .4%
    St. John Knits Inc., Term Loan B, 9.3762%, 7/31/07 ............................................      6,630,119         6,514,092
                                                                                                                       -------------

    AUTO PARTS: O.E.M. 1.2%
    JL French Automotive, Term Loan, 9.00%, 10/31/06 ..............................................      5,526,316         5,540,132
    SPX Corp., Term Loan B, 9.625%, 9/30/06 .......................................................      3,437,500         3,471,875
    Tenneco Automotive,
      Term Loan B, 9.41%, 11/04/07 ................................................................      6,250,000         6,296,875
      Term Loan C, 9.66%, 5/04/08 .................................................................      6,250,000         6,296,875
                                                                                                                       -------------
                                                                                                                          21,605,757
                                                                                                                       -------------
    BOOKS/MAGAZINES 3.3%
    Advanstar Communications, Term Loan C, 9.03%, 10/31/05 ........................................     17,251,824        17,230,259
    American Media Operations Inc., Term Loan B, 9.51 - 9.62%, 4/01/07 ............................      9,000,000         9,056,250
    Primedia Inc., Term Loan B, 8.53%, 7/31/04 ....................................................      5,000,000         5,009,375
    Reiman Publications Co., Term Loan B, 9.5625%, 11/30/05 .......................................      7,000,000         7,026,250
    Weekly Reader, Term Loan B, 10.02 - 10.07%, 11/08/06 ..........................................      9,975,000         9,862,782
    Ziff-Davis Inc.,
     (c) Revolver, 7.6875 - 8.00%, 3/31/05 ........................................................      6,841,095         6,764,133
         Term Loan A, 8.0625%, 3/31/05 ............................................................      3,564,017         3,523,922
                                                                                                                       -------------
                                                                                                                          58,472,971
                                                                                                                       -------------
    BROADCASTING 2.0%
    Comcorp Broadcasting, Term Loan B, 9.1875%, 6/30/07 ...........................................      2,338,071         2,323,458
    Comcorp Holdings, Term Loan, 12.375%, 8/28/01 .................................................      5,000,000         4,968,750
    Corus Entertainment Inc., Term Loan B, 8.935%, 9/01/07 ........................................     10,000,000        10,025,000
    Cumulus Media Corp.,
         Term Loan B, 9.17%, 9/30/07 ..............................................................      3,000,000         3,013,125
         Term Loan C, 9.295%, 2/28/08 .............................................................      2,000,000         2,008,750
    Quorum Broadcasting, Term Loan B, 9.29%, 9/30/07 ..............................................     10,000,000        10,000,000
    White Knight Broadcasting, Term Loan B, 9.1875%, 6/30/07 ......................................      2,275,000         2,260,781
                                                                                                                       -------------
                                                                                                                          34,599,864
                                                                                                                       -------------
    BUILDING PRODUCTS .3%
    Tapco International,
         Term Loan B, 9.43%, 7/23/07 ..............................................................      3,109,375         3,105,488
         Term Loan C, 9.68 - 9.98%, 7/23/08 .......................................................      1,870,313         1,867,975
                                                                                                                       -------------
                                                                                                                           4,973,463
                                                                                                                       -------------
    CABLE TELEVISION 8.3%
    Adelphia Communications Corp., Term Loan B, 8.375%, 3/31/08 ...................................     35,000,000        35,000,000
    Bresnan Telecommunications, Term Loan B, 8.27 - 8.82%, 1/29/08 ................................      2,000,000         2,003,750
    CC Michigan/Avalon Cable, Term Loan B, 8.79%, 11/15/08 ........................................      8,000,000         8,030,000
    Charter Communications CCVI,
         Term Loan A, 8.04%, 5/12/08 ..............................................................      1,125,000         1,122,188
         Term Loan B, 8.79%, 11/12/08 .............................................................     25,000,000        25,093,750




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    CABLE TELEVISION (CONT.)
    Charter Communications Operating LLC, Term Loan B, 8.54 - 8.64%, 3/18/08 ......................  $ 35,000,000      $  35,141,301
    Classic Cable,
         Term Loan B, 8.8125 - 8.875%, 1/31/08 ....................................................     4,000,000          4,007,500
         Term Loan C, 8.8125 - 8.875%, 1/31/08 ....................................................     4,000,000          4,007,501
    Mediacom Midwest, Term Loan B, 8.58%, 12/31/08 ................................................     5,000,000          4,992,500
    Mediacom USA, Term Loan B, 8.58%, 8/01/08 .....................................................     7,500,000          7,488,750
    Pegasus Media & Communications, Term Loan B, 9.75%, 4/30/05 ...................................    19,500,000         19,524,375
                                                                                                                       -------------
                                                                                                                         146,411,615
                                                                                                                       -------------
    CASINOS/GAMBLING .6%
    Hollywood Casino Corp., 11.36%, 5/01/06 .......................................................     5,000,000          5,100,000
    Horseshoe Gaming Holding, Term Loan B, 8.5712 - 8.6212%, 3/17/06 ..............................     5,985,000          6,022,406
                                                                                                                       -------------
                                                                                                                          11,122,406
                                                                                                                       -------------
    CELLULAR TELEPHONE 8.2%
    Centennial Cellular Operating Co. LLC,
         Term Loan B, 9.05%, 5/31/07 ..............................................................     2,475,000          2,493,563
         Term Loan C, 9.30%, 11/30/07 .............................................................     2,475,000          2,493,563
    Clearnet Communications, Term Loan, 10.125%, 5/01/09 ..........................................     7,500,000          7,537,500
    Dobson Operating Co., Term Loan B, 10.50%, 12/31/07 ...........................................     4,500,000          4,525,313
    Microcell Connexions Inc.,
         Term Loan B, 9.1835%, 3/01/06 ............................................................     5,601,575          5,580,569
         Term Loan C, 8.7612%, 3/01/06 ............................................................     5,000,000          5,000,000
    Nextel Communications Inc.,
         Term Loan B, 9.4375%, 1/29/08 ............................................................     7,500,000          7,617,188
         Term Loan C, 9.875%, 7/29/08 .............................................................    12,500,000         12,695,313
    Nextel Partners Inc., Term Loan C, 10.34%, 7/29/08 ............................................    20,000,000         20,037,500
    Omnipoint Communications,
         Term Loan, 9.55%, 2/17/06 ................................................................    10,000,000         10,012,500
         Term Loan A, 8.81%, 1/16/06 ..............................................................     2,983,446          2,996,499
         Term Loan B, 8.81%, 1/16/06 ..............................................................     2,983,195          2,996,246
         Term Loan C, 9.49%, 1/16/06 ..............................................................    24,889,397         24,998,288
    Omnipoint Midwest, Term Loan A, 9.7912 - 11.50%, 12/31/06 .....................................    14,250,000         13,964,999
    Sygnet Wireless Inc., Term Loan C, 9.79%, 12/23/07 ............................................     1,980,000          1,992,375
    Telecorp PCS Inc., Term Loan B, 9.12%, 1/17/08 ................................................     5,000,000          4,956,250
    Tritel Holding Corp., Term Loan B, 10.28%, 12/31/07 ...........................................     5,000,000          5,031,250
    Wireless One Network LP, Term Loan B, 8.94%, 9/30/07 ..........................................    10,000,000          9,875,000
                                                                                                                       -------------
                                                                                                                         144,803,916
                                                                                                                       -------------
    COAL MINING .5%
    AEI Resources, Term Loan B, 9.92 - 9.94%, 9/30/05 .............................................     9,800,000          9,604,000


    CONSUMER SPECIALTIES .5%
    Boyds Collection Ltd., Term Loan B, 8.0625 - 8.1875%, 4/30/06 .................................     1,416,666          1,405,157
    Holmes Products Corp., Term Loan B, 9.5313%, 2/05/07 ..........................................     6,977,500          6,907,725
                                                                                                                       -------------
                                                                                                                           8,312,882
                                                                                                                       -------------




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    CONSUMER SUNDRIES .8%
    Scotts Co.,
         Term Loan B, 8.6875 - 9.375%, 6/30/06 ....................................................  $  5,092,024      $   5,158,859
         Term Loan C, 8.875 - 9.625%, 6/30/07 .....................................................     4,877,301          4,941,315
    United Industries Corp., Term Loan B, 9.46%, 1/20/06 ..........................................     4,937,500          4,863,438
                                                                                                                       -------------
                                                                                                                          14,963,612
                                                                                                                       -------------
    CONTAINERS/PACKAGING .7%
    Graham Packaging Co.,
         Term Loan B, 8.8125%, 1/31/06 ............................................................     2,720,495          2,723,896
         Term Loan C, 9.06 - 9.0625%, 1/31/07 .....................................................     2,254,124          2,256,943
         Term Loan D, 8.8125 - 9.125%, 1/31/07 ....................................................     6,682,499          6,699,196
                                                                                                                       -------------
                                                                                                                          11,680,035
                                                                                                                       -------------
    DIVERSIFIED COMMERCIAL SERVICES 3.0%
    Burhmann US Inc., Term Loan B, 9.375%, 10/26/07 ...............................................    40,000,000         40,200,000
    Outsourcing Solutions Inc., Term Loan B, 9.80%, 6/01/06 .......................................     4,987,500          4,950,094
    Stream International, Term Loan, 10.43%, 10/29/06 .............................................     2,500,000          2,481,250
    U.S. Office Products Co., Term Loan B, 8.31%, 6/09/06 .........................................     7,318,269          6,330,303
                                                                                                                       -------------
                                                                                                                          53,961,647
                                                                                                                       -------------
    DIVERSIFIED MANUFACTURING 2.3%
    Fisher Scientific International,
         Term Loan B, 8.3125%, 1/21/05 ............................................................     2,540,537          2,553,240
         Term Loan C, 8.5625%, 10/21/05 ...........................................................     1,754,120          1,762,890
    General Cable Corp., Term Loan B, 8.875%, 5/27/2007 ...........................................    13,420,313         13,420,313
    Mediapak Holdings,
         Term Loan B, 9.4375%, 1/14/06 ............................................................     6,224,867          6,220,976
         Term Loan C, 9.6875%, 1/14/07 ............................................................     6,224,867          6,220,976

    Superior Telecom Inc., Term Loan B, 9.9375%, 11/27/05 .........................................    10,658,681         10,698,652
                                                                                                                       -------------
                                                                                                                          40,877,047
                                                                                                                       -------------
    ELECTRIC UTILITIES: EAST .8%
    AES New York Funding LLC, Term Loan, 8.8125%, 5/04/02 .........................................    15,000,000         14,990,625
    ELECTRONIC COMPONENTS 1.8%
    Coorstek Inc., Term Loan B, 8.55%, 12/06/06 ...................................................     5,000,000          4,996,875
    Viasystems Inc.,
         Term Loan B, 9.37%, 06/30/04 .............................................................     3,584,319          3,414,270
         Term Loan C, 9.50%, 06/30/05 .............................................................    22,993,019         22,648,124
                                                                                                                       -------------
                                                                                                                          31,059,269
                                                                                                                       -------------
    ENGINEERING & CONSTRUCTION .8%
    URS Corp.,
         Term Loan B, 9.3125%, 6/09/06 ............................................................     7,462,500          7,499,813
         Term Loan C, 9.5625%, 6/09/07 ............................................................     7,462,500          7,499,813
                                                                                                                       -------------
                                                                                                                          14,999,626
                                                                                                                       -------------




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    ENVIRONMENTAL SERVICES 3.9%
    Allied Waste Industries Inc.,
         Term Loan B, 8.875%, 7/30/06 .............................................................  $ 23,636,364      $  22,927,273
         Term Loan C, 9.125 - 9.1875%, 7/30/07 ....................................................    28,363,627         27,512,718
    Environmental Systems Products Holdings Inc., Term Loan B, 10.1837%, 9/30/05 ..................     9,900,000          9,603,000
    Safety Kleen Corp.,
         Term Loan B, 8.8125 - 8.9375%, 9/30/05 ...................................................     2,468,671          2,464,042
         Term Loan C, 9.0625 - 9.1875%, 9/30/06 ...................................................     2,468,671          2,464,043
    Stericycle Inc., Term Loan B, 9.67%, 11/10/06 .................................................     5,000,000          5,028,125
                                                                                                                       -------------
                                                                                                                          69,999,201
                                                                                                                       -------------
    FINANCE COMPANIES .3%
    First Dominion Funding II, sub. floating rate deb., Series 1A-D2, 10.6969%, 4/25/14 ...........     3,000,000          2,985,000
    Highland CLO I, Term Loan D2, 11.73%, 6/01/11 .................................................     2,000,000          1,995,000
                                                                                                                       -------------
                                                                                                                           4,980,000
                                                                                                                       -------------
    FOOD CHAINS .3%
    Pathmark Stores Inc., Term Loan B, 8.281 - 8.981%, 12/15/01 ...................................     5,000,000          4,756,250

    FOREST PRODUCTS .1%
    Grant Forest Products Inc., Term Loan B, 9.58%, 9/30/06 .......................................     1,739,130          1,740,217

    HOME FURNISHINGS .1%
    Sealy Mattress Co.,
         Term Loan B, 8.1875%, 12/15/04 ...........................................................       751,212            754,499
         Term Loan C, 8.4375%, 12/15/05 ...........................................................       541,213            543,580
         Term Loan D, 8.6875%, 12/15/06 ...........................................................       691,667            694,693
                                                                                                                       -------------
                                                                                                                           1,992,772
                                                                                                                       -------------
    HOSPITAL MANAGEMENT 2.6%
    Columbia-Healthone, Term Loan B, 9.33%, 6/30/05 ...............................................     6,951,724          6,960,414
    Community Health Systems, Term Loan D, 9.68%, 12/31/05 ........................................     4,896,904          4,866,298
    Iasis Healthcare Corp., Term Loan B, 10.625%, 9/30/06 .........................................    35,000,000         35,000,000
                                                                                                                       -------------
                                                                                                                          46,826,712
                                                                                                                       -------------
    HOTELS/RESORTS 4.3%
    Extended Stay America Inc., Term Loan C, 9.69%, 12/31/04 ......................................    10,000,000         10,043,750
    Pebble Beach Co., Term Loan B, 9.4163%, 7/30/06 ...............................................     5,989,091          6,015,293
    Wyndham International Inc.,
         Increasing Rate Loan, 10.3125%, 6/05/03 ..................................................    25,000,000         24,812,500
     (c) Revolver, 8.5625 - 9.50%, 6/30/05 ........................................................     6,300,000          6,205,500
         Term Loan, 9.8750%, 6/30/06 ..............................................................    30,000,000         29,437,500
                                                                                                                       -------------
                                                                                                                          76,514,543
                                                                                                                       -------------
    INDUSTRIAL MACHINERY/COMPONENTS 1.8%
    Blount International Inc., Term Loan, 9.82 - 9.92%, 6/30/06 ...................................    14,962,500         15,093,422
    Terex Corp., Term Loan C, 8.8212 - 9.14%, 3/31/06 .............................................    12,000,001         12,030,000
    Thermadyne Holdings Corp.,
         Term Loan B, 7.56 - 8.93%, 5/23/05 .......................................................     2,468,750          2,382,343
         Term Loan C, 7.81 - 9.18%, 5/22/06 .......................................................     2,468,750          2,382,343
                                                                                                                       -------------
                                                                                                                          31,888,108
                                                                                                                       -------------




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    INSURANCE BROKERS/SERVICES .3%
    Willis Corroon Group,
         Term Loan C, 8.6012%, 2/19/08 ............................................................  $  2,425,000      $   2,425,000
         Term Loan D, 8.8512%, 8/19/08 ............................................................     2,425,000          2,425,000
                                                                                                                       -------------
                                                                                                                           4,850,000
                                                                                                                       -------------
    MAJOR CHEMICALS 2.5%
    Georgia Gulf Corp., Term Loan B, 8.5625 - 8.9375%, 11/12/06 ...................................     5,000,000          5,031,251
    Huntsman ICI Chemicals LLC,
         Term Loan B, 9.25%, 6/30/07 ..............................................................     3,750,000          3,787,500
         Term Loan C, 9.0625 - 9.4375%, 6/30/08 ...................................................     3,750,000          3,787,500
    Lyondell Petrochemical Co.,
         Term Loan A, 9.08 - 9.1712%, 5/30/03 .....................................................     5,916,373          5,927,467
         Term Loan B, 9.58%, 6/30/05 ..............................................................     9,516,590          9,647,443
         Term Loan E, 9.9787%, 6/30/06 ............................................................    14,887,281         15,278,072
                                                                                                                       -------------
                                                                                                                          43,459,233
                                                                                                                       -------------
    MARINE TRANSPORTATION .2%
    American Commercial Lines,
         Term Loan B, 8.625%, 6/30/06 .............................................................     1,857,285          1,841,034
         Term Loan C, 8.875%, 6/30/07 .............................................................     2,533,743          2,511,572
                                                                                                                       -------------
                                                                                                                           4,352,606
                                                                                                                       -------------
    MEDIA CONGLOMERATES 1.5%
    Bridge Information Systems Inc.,
     (c) Revolver, 9.3125 - 9.50%, 5/29/03 ........................................................     2,598,870          2,429,942
         Term Loan A, 9.50%, 5/29/03 ..............................................................     2,090,396          1,954,520
         Term Loan B, 9.75%, 5/29/05 ..............................................................    21,890,000         21,315,388
    PEI Holdings, Term Loan B, 9.0575 - 9.06%, 3/15/06 ............................................     1,000,000            990,000
                                                                                                                       -------------
                                                                                                                          26,689,850
                                                                                                                       -------------
    MEDICAL SPECIALTIES .8%
    Dade Behring Inc.,
         Term Loan B, 9.00%, 6/29/06 ..............................................................     2,487,500          2,499,937
         Term Loan C, 9.25%, 6/29/07 ..............................................................     2,487,500          2,499,937
    Hanger Orthopedic Group Inc., Term Loan B, 9.5037%, 12/31/06 ..................................     4,000,000          3,800,000
    Maxxim Medical Inc.,
         Term Loan B, 9.0625%, 5/12/06 ............................................................     2,500,000          2,496,875
         Term Loan C, 9.3125%, 5/12/07 ............................................................     2,500,000          2,496,875
                                                                                                                       -------------
                                                                                                                          13,793,624
                                                                                                                       -------------
    MEDICAL/NURSING SERVICES .3%
    Apria Healthcare Group Inc., Term Loan, 9.38%, 8/09/01 ........................................     5,274,452          5,244,784

    METAL FABRICATIONS 2.6%
    Fairchild Corp., Term Loan B, 9.43 - 9.7112%, 4/30/06 .........................................     5,000,000          4,825,000
    Mueller Group,
         IRN, 12.50%, 8/16/01 .....................................................................    40,000,000         39,900,000
         Term Loan B, 9.29%, 8/16/05 ..............................................................       982,531            988,672
         Term Loan C, 9.72%, 8/16/06 ..............................................................       982,531            988,672
                                                                                                                       -------------
                                                                                                                          46,702,344
                                                                                                                       -------------




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    MID-SIZE BANKS .6%
    Sovereign Bancorp Inc., Term Loan, 9.3075%, 11/14/03 ..........................................  $ 10,000,000      $  10,031,250
                                                                                                                       -------------
    MILITARY/GOVERNMENT/TECHNICAL .3%
    Titan Corp., Term Loan B, 10.50%, 6/09/05 .....................................................     4,975,000          4,968,782
                                                                                                                       -------------
    MOVIES/ENTERTAINMENT 5.8%
    Dreamworks Film Trust II, Term Loan B, 8.726%, 1/15/09 ........................................    12,700,000         12,763,500
    Premier Parks Inc., Term Loan B, 9.38%, 11/05/05 ..............................................    15,000,000         15,150,000
    Regal Cinemas Inc.,
     (c) Revolver, 7.4287 - 8.47%, 5/26/05 ........................................................    11,975,517         11,197,110
         Term Loan A, 8.3562%, 5/26/05 ............................................................     8,806,486          8,366,162
         Term Loan B, 8.6062%, 5/26/06 ............................................................     3,471,755          3,328,545
         Term Loan C, 8.8562%, 5/24/07 ............................................................     3,144,706          3,014,987
    SFX Entertainment Inc., Term Loan B, 9.5625%, 6/30/06 .........................................    35,000,000         34,956,250
    United Artist Theaters,
         Term Loan B, 8.8125 - 10.75%, 4/21/06 ....................................................     2,090,885          1,421,802
         Term Loan C, 9.0625 - 11.00%, 4/21/07 ....................................................     2,865,933          1,948,834
    Washington Football Group, Term Loan A, 7.6812%, 10/22/04 .....................................       400,000            400,500
    WFI Corp., Term Loan B, 9.0562%, 10/22/04 .....................................................     9,600,000          9,612,000
                                                                                                                       -------------
                                                                                                                         102,159,690
                                                                                                                       -------------
    NEWSPAPERS .7%
    Hollinger Inc., Term Loan, 9.1875%, 12/31/04 ..................................................    12,500,000         12,617,188
                                                                                                                       -------------
    OIL REFINING/MARKETING .1%
    Clark Refining & Marketing Inc., Term Loan, 8.875%, 11/15/04 ..................................     3,500,000          2,362,500
                                                                                                                       -------------
    OTHER CONSUMER SERVICES 1.0%
    AMF Bowling Inc.,
     (c) Revolver, 9.56 - 9.93%, 3/31/02 ..........................................................     1,443,180          1,349,373
         Term Loan A, 9.68%, 3/31/02 ..............................................................     6,549,115          6,123,423
    Fitness Holdings Worldwide,
         Term Loan B, 10.125%, 11/02/06 ...........................................................     5,000,000          5,000,000
         Term Loan C, 10.375%, 11/02/07 ...........................................................     5,000,000          5,000,000
                                                                                                                       -------------
                                                                                                                          17,472,796
                                                                                                                       -------------
    OTHER METALS/MINERALS .5%
    ASARCO Corp., Term Loan, 9.5625%, 6/30/01 .....................................................     3,977,968          3,970,509
    Better Minerals & Aggregates, Term Loan B, 9.53%, 9/30/07 .....................................     4,986,842          5,030,477
                                                                                                                       -------------
                                                                                                                           9,000,986
                                                                                                                       -------------
    OTHER PHARMACEUTICALS .1%
    King Pharmaceuticals, Term Loan B, 9.58%, 12/22/06 ............................................     1,967,594          1,977,432
                                                                                                                       -------------
    OTHER TELECOMMUNICATIONS 4.8%
    Alec Holdings Inc.,
         Term Loan B, 9.188%, 11/04/07 ............................................................     2,631,579          2,651,316
         Term Loan C, 9.438%, 5/14/08 .............................................................     2,368,421          2,386,184
    Arch Paging, Term Loan C, 12.9375%, 6/30/06 ...................................................    18,284,063         17,004,178
    Cincinnati Bell Inc., Term Loan B, 8.03 - 8.16%, 1/14/07 ......................................    10,000,000         10,025,000
    ICG Communications Inc., Term Loan B, 9.33 - 9.61%, 3/31/06 ...................................     4,975,000          4,968,782





FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    OTHER TELECOMMUNICATIONS (CONT.)
    Northpoint Communications Group Inc., Term Loan, 10.29%, 3/31/04 ..............................  $ 12,750,000      $  12,781,875
(c) Pagenet, Revolver, 7.69 - 8.17%, 12/31/04 .....................................................    16,762,500         14,331,939
    RCN Corp., Term Loan B, 8.8750%, 6/03/07 ......................................................    18,000,000         18,112,500
    Satelites Mexicanos, Term Loan C, 8.75%, 6/30/04 ..............................................     3,530,000          3,371,150
                                                                                                                       -------------
                                                                                                                          85,632,924
                                                                                                                       -------------
    PACKAGED FOODS 4.1%
    Agrilink Foods Inc.,
         Term Loan B, 9.9525%, 9/30/04 ............................................................     6,797,915          6,772,423
         Term Loan C, 10.2025%, 9/30/05 ...........................................................     6,968,296          6,942,165
    Aurora Foods Inc., Term Loan B, 8.6212 - 8.6837%, 9/30/06 .....................................     8,975,000          8,991,828
    B&G Foods, Term Loan B, 9.345%, 3/31/06 .......................................................     2,250,000          2,248,594
    Burns Philp, Revolver, 6.5978 - 7.74%, 8/17/01 ................................................    47,240,625         45,114,797
    New World Pasta, Term Loan B, 9.375%, 1/28/06 .................................................     2,659,900          2,663,225
                                                                                                                       -------------
                                                                                                                          72,733,032
                                                                                                                       -------------
    PAPER 2.0%
    Jefferson Smurfit Corp., Term Loan B, 9.375%, 3/31/06 .........................................       955,123            956,914
    Packaging Corp. of America,
         Term Loan A, 7.6875%, 4/12/06 ............................................................        53,540             53,507
         Term Loan B, 8.6875%, 4/12/07 ............................................................     3,204,001          3,230,034
         Term Loan C, 8.9375%, 4/12/08 ............................................................     3,216,219          3,242,351
    Repap New Brunswick, Term Loan, 9.8712%, 6/01/04 ..............................................    23,000,000         22,310,000
    Stone Container Corp., Term Loan E, 9.4375 - 9.6875%, 10/01/03 ................................     5,840,690          5,862,592
                                                                                                                       -------------
                                                                                                                          35,655,398
                                                                                                                       -------------
    PRINTING/FORMS 2.4%
    Big Flower Press Holdings Inc.,
         Term Loan, 13.00%, 12/09/09 ..............................................................    25,000,000         24,875,000
         Term Loan B, 9.5625%, 12/09/08 ...........................................................    10,000,000         10,043,750
    Dimac Corp.,
         Term Loan B, 9.6662%, 6/30/06 ............................................................     4,857,143          4,128,571
         Term Loan C, 9.9162%, 12/31/06 ...........................................................     3,642,857          3,096,429
                                                                                                                       -------------
                                                                                                                          42,143,750
                                                                                                                       -------------
    REAL ESTATE INVESTMENT TRUSTS 3.3%
    Felcor Lodging Trust Inc., Term Loan, 8.67%, 3/31/04 ..........................................    10,000,000          9,981,250
    Meditrust Corp.,
     (c) Revolver, 8.875 - 9.0625%, 7/17/01 .......................................................     6,671,361          6,437,863
         Term Loan D, 9.0625%, 7/17/01 ............................................................    10,000,000          9,700,000
    Prison Realty Trust Corp.,
         Term Loan B, 10.30%, 12/31/02 ............................................................     8,910,000          8,954,550
         Term Loan C, 10.12%, 12/31/02 ............................................................     8,000,000          8,040,000





FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS (CONT.)
    Ventas Realty LP,
         Bridge Loan, 8.56%, 12/31/05 .............................................................  $ 12,349,431      $  11,299,729
         Revolver, 8.74%, 4/30/01 .................................................................     1,267,143          1,140,429
         Term Loan A, 8.74%, 4/30/01 ..............................................................     1,136,363            999,999
         Term Loan B, 9.24%, 4/03/03 ..............................................................     2,615,057          2,301,250
                                                                                                                       -------------
                                                                                                                          58,855,070
                                                                                                                       -------------
    RENTAL/LEASING COMPANIES 2.4%
    NationsRent Inc., Term Loan B, 8.50%, 7/20/06 .................................................    10,000,000         10,012,500
    Rent-A-Center Inc.,
         Term Loan B, 8.04 - 8.07%, 1/31/06 .......................................................     1,474,916          1,472,150
         Term Loan C, 8.29 - 8.32%, 1/31/07 .......................................................     1,803,895          1,800,513
    Rent-Way Inc., Term Loan B, 9.6837%, 9/30/06 ..................................................     4,987,500          4,999,969
    United Rentals Inc., Term Loan C, 8.28%, 6/30/06 ..............................................    25,000,000         24,968,750
                                                                                                                       -------------
                                                                                                                          43,253,882
                                                                                                                       -------------
    SEMICONDUCTORS 1.1%
    Semiconductor Components,
         Term Loan B, 9.3125%, 8/04/06 ............................................................     9,629,630          9,804,167
         Term Loan C, 9.5625%, 8/04/07 ............................................................    10,370,370         10,558,333
                                                                                                                       -------------
                                                                                                                          20,362,500
                                                                                                                       -------------
    SERVICES TO THE HEALTH INDUSTRY 1.3%
    Quest Diagnostics Inc.,
         Term Loan B, 9.27 - 9.43%, 6/15/06 .......................................................     2,600,000          2,614,625
         Term Loan C, 9.70 - 9.87%, 6/15/06 .......................................................     2,400,000          2,413,500
    Unilab Corp., Term Loan B, 10.00%, 11/23/06 ...................................................    17,456,250         17,325,328
                                                                                                                       -------------
                                                                                                                          22,353,453
                                                                                                                       -------------
    SOFT DRINKS .6%
    Triarc,
         Term Loan B, 9.5937%, 3/01/06 ............................................................     2,885,175          2,906,813
         Term Loan C, 9.8437%, 3/01/07 ............................................................     7,039,826          7,092,624
                                                                                                                       -------------
                                                                                                                           9,999,437
                                                                                                                       -------------
    SPECIALTY CHEMICALS .2%
    Kosa, Term Loan B, 9.4337%, 12/31/06 ..........................................................     3,896,323          3,918,239
                                                                                                                       -------------
    STEEL/IRON ORE .7%
    Ispat Sidbec Inc.,
         Term Loan B, 8.6837%, 7/16/04 ............................................................     4,937,374          4,888,001
         Term Loan C, 9.1837%, 1/16/05 ............................................................     4,937,374          4,888,001
    Wheeling-Pittsburg, Term Loan, 9.4375%, 11/15/06 ..............................................     2,000,000          1,870,000
                                                                                                                       -------------
                                                                                                                          11,646,002
                                                                                                                       -------------
    TELECOMMUNICATIONS EQUIPMENT 3.5%
    American Tower Corp., Term Loan B, 9.16 - 9.28%, 12/31/07 .....................................     7,500,000          7,551,562
    E.Spire Communications,
         Term Loan, 11.00%, 8/01/06 ...............................................................    10,000,000          9,700,000
         Term Loan C, 10.5625%, 8/01/06 ...........................................................    15,000,000         14,550,000




FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    TELECOMMUNICATIONS EQUIPMENT (CONT.)
    Nextel Operations Inc., Leveraged Lease Loan, 10.25%, 3/15/05 .................................  $  5,000,000      $   5,062,500
    Pacific Crossing Ltd., Term Loan B, 8.375%, 7/26/08 ...........................................    24,909,420         24,548,279
                                                                                                                       -------------
                                                                                                                          61,412,341
                                                                                                                       -------------
    TEXTILES .7%
    Synthetic Industries Inc.,
         Bridge Loan, 13.00%, 12/17/00 ............................................................     7,000,000          7,000,000
         Term Loan B, 11.00%, 12/14/07 ............................................................     5,000,000          5,028,125
                                                                                                                       -------------
                                                                                                                          12,028,125
                                                                                                                       -------------
    TOOLS/HARDWARE .2%
    Shop Vac Corp., Term Loan, 8.62%, 6/30/07 .....................................................     3,000,000          3,007,500
                                                                                                                       -------------
    TRANSPORTATION 1.6%
    Avis Rent A Car Inc.,
        Term Loan B, 9.1250%, 6/30/06 .............................................................    10,000,000         10,062,500
        Term Loan C, 9.6250%, 6/30/07 .............................................................    10,000,000         10,062,500
    Kansas City Southern Railway Co.,
        Interim Term Loan, 8.5625%, 1/14/01 .......................................................     3,500,000          3,504,375
        Term Loan B, 8.8125%, 1/11/07 .............................................................     4,750,000          4,785,625
                                                                                                                       -------------
                                                                                                                          28,415,000
                                                                                                                       -------------
    WHOLESALE DISTRIBUTORS .1%
    Spartan Stores, Term Loan B, 9.4375%, 3/18/07 .................................................     1,988,333          1,975,895
                                                                                                                       -------------
    TOTAL LONG TERM INVESTMENTS (COST $1,687,228,245)..............................................                    1,692,748,743
                                                                                                                       -------------
                                                                                                         SHARES
                                                                                                      -----------

    SHORT TERM INVESTMENTS 2.7%

(b) Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $47,828,629) ..............    47,828,629         47,828,629
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $1,735,056,874) 98.2% .................................................                    1,740,577,372

    OTHER ASSETS, LESS LIABILITIES 1.8% ...........................................................                       32,778,780
                                                                                                                      --------------
    NET ASSETS 100.0% .............................................................................                   $1,773,356,152
                                                                                                                      ==============

(a) Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.

(b) See Note 3 regarding investments in the "Sweep Money Fund".

(c) See Note 6 regarding unfunded loan commitments.


                       See notes to financial statements.





FRANKLIN FLOATING RATE TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $1,735,056,874) ....................................................     $ 1,740,577,372
 Receivables:
  Capital shares sold .........................................................................................          26,309,406
  Dividends and interest ......................................................................................          14,926,013
 Organization costs ...........................................................................................              64,947
 Other assets .................................................................................................             262,000
                                                                                                                    ---------------
      Total assets ............................................................................................       1,782,139,738
                                                                                                                    ---------------
Liabilities:
 Payables:
  Affiliates ..................................................................................................           1,898,514
 Deferred facilities fees (Note 1) ............................................................................           1,540,985
 Distributions to shareholders ................................................................................           3,717,358
 Funds advanced by custodian ..................................................................................             456,445
 Other liabilities ............................................................................................           1,170,284
                                                                                                                    ---------------
      Total liabilities .......................................................................................           8,783,586
                                                                                                                    ---------------
        Net assets, at value ..................................................................................     $ 1,773,356,152
                                                                                                                    ===============
Net assets consist of:
 Net unrealized appreciation ..................................................................................     $     5,520,498
 Accumulated net realized loss ................................................................................          (5,195,441)
 Capital shares ...............................................................................................       1,773,031,095
                                                                                                                    ---------------
        Net assets, at value ..................................................................................     $ 1,773,356,152
                                                                                                                    ===============
 Net asset value and maximum offering price per share ($1,773,356,152 / 178,012,157 shares outstanding) (a) ...               $9.96
                                                                                                                    ===============

(a) Tender offer redemption price is equal to net asset value less any applicable early withdrawal charges (Note 2).

                       See notes to financial statements.





FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

Investment income:
 Dividends .....................................................   $  1,145,588
 Interest ......................................................     68,252,230
                                                                   ------------
        Total investment income ................................     69,397,818
                                                                   ------------

Expenses:
 Management fees (Note 3) ......................................      5,829,827
 Administrative fees (Note 3) ..................................        835,359
 Transfer agent fees (Note 3) ..................................      2,957,372
 Custodian fees ................................................          7,239
 Reports to shareholders .......................................         34,544
 Registration and filing fees ..................................        672,097
 Professional fees .............................................         59,848
 Trustees' fees and expenses ...................................          3,706
 Amortization of organization costs ............................          6,600
 Other .........................................................         39,006
                                                                   ------------
        Total expenses .........................................     10,445,598
        Expenses waived/paid by affiliate (Note 3) .............       (188,634)
                                                                   ------------
          Net expenses .........................................     10,256,964
                                                                   ------------
            Net investment income ..............................     59,140,854
                                                                   ------------
 Realized and unrealized gains (losses):
        Net realized loss from investments .....................     (3,064,517)
        Net unrealized appreciation on investments .............      1,929,269
                                                                   ------------
Net realized and unrealized loss ...............................     (1,135,248)
                                                                   ------------
Net increase in net assets resulting from operations............   $ 58,005,606
                                                                   ============

                       See notes to financial statements.




FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 1999

                                                                                                SIX MONTHS               YEAR
                                                                                                   ENDED                 ENDED
                                                                                              JANUARY 31, 2000       JULY 31, 1999
                                                                                              -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................  $    59,140,854      $    36,157,157
  Net realized loss from investments .......................................................       (3,064,517)          (2,125,932)
  Net unrealized appreciation on investments ...............................................        1,929,269            3,407,972
                                                                                              -------------------------------------
      Net increase in net assets resulting from operations .................................       58,005,606           37,439,197
 Distributions to shareholders from net investment income ..................................      (59,140,854)       36,182,310)(a)
 Capital share transactions (Note 2) .......................................................      668,128,392          936,569,171
                                                                                              -------------------------------------
      Net increase in net assets ...........................................................      666,993,144          937,826,058
Net assets (there is no undistributed net investment income at the beginning or end of the period)
  Beginning of period ......................................................................    1,106,363,008          168,536,950
                                                                                              -------------------------------------
  End of period ............................................................................  $ 1,773,356,152      $ 1,106,363,008
                                                                                              =====================================

(a) Distributions were increased by a net realized gain from investments of $25,153.

                       See notes to financial statements.





FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENTS OF CASH FLOWS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

Cash flow from operating activities:
 Dividends, interest and facility fees received ........................................................  $    60,018,061
 Operating expenses paid ...............................................................................       (8,053,160)
                                                                                                          ---------------
  Cash provided- operations ............................................................................       51,964,901
                                                                                                          ---------------
Cash flow from investing activities:
 Investment purchases ..................................................................................   (2,013,481,318)
 Investment sales and maturities .......................................................................    1,356,797,728
                                                                                                          ---------------
  Cash used- investments ...............................................................................     (656,683,590)
                                                                                                          ---------------
Cash flow from financing activities:
 Distributions to shareholders .........................................................................      (15,647,679)
 Net proceeds from capital shares sold .................................................................      618,953,760
                                                                                                          ---------------
  Cash provided- financing activities ..................................................................      603,306,081
                                                                                                          ===============
Net decrease in cash ...................................................................................       (1,412,608)
                                                                                                          ---------------
Cash at beginning of period ............................................................................          956,163
                                                                                                          ---------------
Cash at end of period ..................................................................................  $      (456,445)
                                                                                                          ===============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

Net investment income ..................................................................................  $    59,140,854
 Adjustments to reconcile net investment income to net cash provided by operating activities:
  Amortization income ..................................................................................       (1,896,632)
  Facility fees received ...............................................................................          891,057
  Increase in interest receivable ......................................................................       (7,475,709)
  Increase in other receivables ........................................................................         (255,400)
  Increase in other liabilities ........................................................................        1,560,731
                                                                                                          ---------------
Net cash provided by operating activities ..............................................................  $    51,964,901
                                                                                                          ===============

                       See notes to financial statements.




FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, continuously offered, non-diversified investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

d. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. LINE OF CREDIT:

The Fund has an unsecured line of credit which, subject to limitations, allows the fund to borrow up to an aggregate maximum amount of $25,000,000.

For the period ending January 31, 2000, the line of credit was unused.




FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends. An early withdrawal charge may be imposed on shares offered for tender which have been held for less than twelve months.

At January 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                  PERIOD ENDED                          YEAR ENDED
                                                                JANUARY 31, 2000                       JULY 31, 1999
                                                          ----------------------------------------------------------------------
                                                             SHARES           AMOUNT             SHARES              AMOUNT
                                                          ----------------------------------------------------------------------
Shares sold ...........................................    77,620,641      $ 771,928,206       104,460,894      $ 1,040,256,145

Shares issued in reinvestment of distributions.........     4,358,633         43,343,360         2,647,643           26,360,763

Shares repurchased ....................................   (14,788,647)      (147,143,174)      (13,071,015)        (130,047,737)
                                                          ----------------------------------------------------------------------
Net increase ..........................................    67,190,627      $ 668,128,392        94,037,522      $   936,569,171
                                                          ======================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Sweep Money Fund.

The Fund pays administrative fees to FT Services, Inc. based on the Fund's average daily net assets as follows:

       ANNUALIZED
        FEE RATE      AVERAGE DAILY NET ASSETS
       ------------------------------------------------------------------
         .150%        First $200 million
         .135%        Over $200 million, up to and including $700 million
         .100%        Over $700 million, up to and including $1.2 billion
         .075%        In excess of $1.2 billion

Advisers agreed in advance to waive a portion of administrative fees for the Fund, as noted in the Statement of Operations.

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.

Distributors received early withdrawal charges for the period of $675,630.



FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)


4. INCOME TAXES

At January 31, 2000, the unrealized appreciation based on the cost of investments for income tax purposes of $1,735,444,342 was as follows:

        Unrealized appreciation .................  $ 15,189,548
        Unrealized depreciation .................   (10,056,518)
                                                   ------------
        Net unrealized appreciation .............  $  5,133,030
                                                   ============

At July 31, 1999, the Fund has deferred capital losses occurring subsequent to October 31, 1998 of $2,123,618. For tax purposes, such losses will be reflected in the year ending July 31, 2000.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2000 aggregated $1,223,893,162 and $577,126,368, respectively.

6. UNFUNDED LOAN COMMITMENTS

As of January 31, 2000, the Fund had unfunded loan commitments, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

                                               COMMITMENT        UNFUNDED
        SECURITY                                 AMOUNT           AMOUNT
        ------------------------------------------------------------------

        AMF Bowling Inc., Revolver ..........  $ 3,013,699     $ 1,664,326

        Bridge Information Systems
         Inc., Revolver .....................    2,824,859         394,917

        Meditrust Corp., Revolver ...........   10,000,000       3,562,137

        Pagenet, Revolver ...................   22,500,000       8,168,061

        Regal Cinemas Inc.,
         Revolver ...........................   16,183,131       4,986,021

        Triarc Revolver .....................    5,000,000       5,000,000

        Wyndham International Inc.,
         Revolver ...........................   10,000,000       3,794,500

        Ziff Davis Inc., Revolver ...........    9,121,461       2,357,328
                                                               -----------
                                                               $29,927,290
                                                               ===========




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